                                                        Securities Act File No.

  As filed with the Securities and Exchange Commission on January 24, 2003

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                        Pre-Effective Amendment No. [ ]
                        Post-Effective Amendment No. [ ]

                      AEGON/TRANSAMERICA SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                              570 Carillon Parkway
                         St. Petersburg, Florida 33716
              (Address of Principal Executive Offices) (Zip Code)

                                 (800) 851-9777
                 (Registrant's Area Code and Telephone Number)

                              John K. Carter, Esq.
                              570 Carillon Parkway
                         St. Petersburg, Florida 33716

                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing shall hereafter become effective on February 24, 2003 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Pursuant to Rule 429 under the Securities Act of 1933, this registration statement relates to shares of common stock previously registered on Form N-1A (File No. 033-00507).

                      AEGON/TRANSAMERICA SERIES FUND, INC.
                            Van Kampen Money Market
                              570 Carillon Parkway
                         St. Petersburg, Florida 33716
                                 (800) 851-9777
                      AEGON/TRANSAMERICA SERIES FUND, INC.
                            VAN KAMPEN MONEY MARKET

                              570 Carillon Parkway
                         St. Petersburg, Florida 33716
                                 (800) 851-9777

                                                          (Date) __, 2003
Dear Policyowner:

AEGON/Transamerica Series Fund, Inc. ("ATSF") consists of several investment portfolios ("funds"). Shares of the funds are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for owners (each a "Policyowner," collectively, "Policyowners") of variable annuity contracts and variable life policies (collectively, the "Policies"). As such, Western Reserve Life Assurance Co. of Ohio ("WRL"), AUSA Life Insurance Company ("AUSA"), Transamerica Occidental Life Insurance Company ("TOLIC"), Transamerica Life Insurance Company ("Transamerica"), Peoples Benefit Life Insurance Company ("Peoples") and Transamerica Life Insurance and Annuity Company (Transamerica Life & Annuity) (collectively, the "Insurance Companies") are the only shareholders of the investment funds offered by ATSF. ATSF has agreed to solicit voting instructions from Policyowners invested in Van Kampen Money Market (the "Acquired Fund") in conjunction with a reorganization of that fund into Transamerica Money Market ("Acquiring Fund").

TOLIC, WRL and AUSA are the only Insurance Companies that offer Acquired Fund in their respective products. You have received this Proxy/Prospectus Statement because you have a variable life insurance policy or a variable annuity contract (either of which is referred to as a "Policy") of one of these Insurance Companies and you are invested in Acquired Fund.

As such owner, you have the right to give voting instructions on certain shares of Acquired Fund that are attributable to your Policy, if your voting instructions are properly submitted and received prior to the special meeting of shareholders of Acquired Fund ("Special Meeting"), to be held at 11:30 a.m., local time, on April 16, 2003, at the offices of ATSF, 570 Carillon Parkway, St. Petersburg, Florida 33716.

Accordingly, you are being asked to provide voting instructions regarding the proposal to shareholders to approve or disapprove the Reorganization. The Prospectus/Proxy Statement should be read carefully and retained for future reference as it sets forth information about Acquiring Fund and Acquired Fund that you should know before providing instructions.

The Board of Directors of ATSF has approved a reorganization of Acquired Fund into Acquiring Fund. AEGON/Transamerica Fund Advisers, Inc. ("ATFA") serves as investment adviser to both funds. Morgan Stanley Investment Management, Inc (dba as "Van Kampen") serves as sub-adviser to Acquired Fund and Transamerica Investment Management, LLC ("TIM") serves as sub-adviser to Acquiring Fund. Acquired Fund has investment objectives and policies that are similar in many respects to those of Acquiring Fund. As a result of economies of scale, the Reorganization is expected to result in operating expenses that are lower for Policyowners.

The Board of Directors recommends that Acquired Fund's shareholders vote "FOR" the proposal.

We appreciate your participation and prompt response in this matter and thank you for your continued support.


                                      Sincerely,



                                      Brian C. Scott
                                      President and Chief Executive Officer

                 AEGON/Transamerica Series Fund, Inc. ("ATSF")
                            Van Kampen Money Market
                              570 Carillon Parkway
                         St. Petersburg, Florida 33716
                                 (800) 851-9777
               NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF ATSF
                          TO BE HELD ON APRIL 16, 2003

A special meeting of shareholders of ATSF Van Kampen Money Market will be held on April 16, 2003 at 11:30 a.m., local time, at 570 Carillon Parkway, St. Petersburg, Florida 33716. The purposes of the special meeting are as follows:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Van Kampen Money Market (the "Acquired Fund") by Transamerica Money Market (the "Acquiring Fund") solely in exchange for shares of Acquiring Fund, followed by the complete liquidation of Acquired Fund; and

2. To transact such other business as may properly come before the special meeting of shareholders or any adjournments thereof.

Policyowners of record at the close of business on January 22, 2003 are entitled to notice of, and to provide voting instructions at, the Special Meeting. Please read the accompanying Proxy Statement/Prospectus carefully. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND PROMPTLY RETURN THE ENCLOSED VOTING INSTRUCTION FORM OR SUBMIT YOUR INSTRUCTIONS BY TELEPHONE, FACSIMILE OR INTERNET so that a quorum will be present. If you are present at the Special Meeting, you may change your instructions, if so desired, at that time.


                               By Order of the Board of Directors



                               John K.  Carter
                               Vice President, Secretary and General Counsel

February __, 2003

                               TABLE OF CONTENTS

Introduction                                                                1
Information About Acquiring Fund                                            2
Performance of Acquiring Fund                                               2
Fees and Expenses                                                           3
Summary                                                                     5
Comparison of Investment Objectives and Strategies                          5
Comparison of Fees and Expenses                                             6
Management Fees                                                             7
Administration Fees                                                         7
Distribution and Service Fees                                               7
Expense Limitation Arrangements                                             7
Purchase and Redemption Information                                         7
Federal Income Tax Consequences of the Reorganization                       7
Principal Risks of Investing in Acquiring Fund                              7
Relative Performance                                                        7
Comparisons of Investment Techniques and Risks of the Funds                 8
The Proposed Reorganization                                                 8
Additional Information About the Reorganization                             9
The Reorganization                                                          9
Reasons for the Reorganization                                              10
Board Consideration                                                         10
Capitalization                                                              10
Tax Considerations                                                          11
Expenses of the Reorganization                                              11
Additional Information About Acquiring Fund                                 11
Investment Adviser                                                          11
Investment Personnel                                                        11
Additional Information About the Funds                                      12
Form of Organization                                                        12
Distributor                                                                 12
Dividends and Other Distributions                                           12
General Information About the Proxy Statement                               12
Voting Instructions                                                         12
Solicitation of Voting Instructions                                         12
Other Matters to Come Before the Meeting                                    13
Reports to Policyowners                                                     13
More Information Regarding the Funds                                        15
Appendix A                                                                  21
Appendix B                                                                  31

                           PROXY STATEMENT/PROSPECTUS

                      AEGON/TRANSAMERICA SERIES FUND, INC.
                            VAN KAMPEN MONEY MARKET

                              570 CARILLON PARKWAY
                         ST. PETERSBURG, FLORIDA 33716
                                 (800) 851-9777

          SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 16, 2003

                            VAN KAMPEN MONEY MARKET
                      RELATING TO THE REORGANIZATION INTO
             TRANSAMERICA MONEY MARKET (COLLECTIVELY, THE "FUNDS")

INTRODUCTION

This Proxy Statement/Prospectus provides you with information about the proposed transaction. The transaction involves the transfer of all of the assets and liabilities of Van Kampen Money Market (the "Acquired Fund") to Transamerica Money Market (the "Acquiring Fund"), solely in exchange for shares of Acquiring Fund (the "Reorganization"). Acquired Fund would then distribute to you units of Acquiring Fund equal in cash value to your current holdings in Acquired Fund. The result will be a liquidation of Acquired Fund. You will receive units of Acquiring Fund having an aggregate value equal to the aggregate value of the units of Acquired Fund held by you as of the close of business on the business day preceding the closing of the reorganization. You are being asked to vote on an Agreement and Plan of Reorganization (the "Reorganization") through which this transaction will be accomplished.

Because you, as a policyowner invested in Acquired Fund, are being asked to approve the Reorganization that will result in your holding units of Acquiring Fund, this Proxy Statement also serves as a Prospectus for Acquiring Fund. The Reorganization will allow you to participate in a Fund with similar investment objectives and strategies. Acquiring Fund seeks to obtain maximum current income consistent with preservation of principal and maintenance of liquidity; Acquired Fund seeks to provide current income, preservation of capital and liquidity.

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about Acquiring Fund that you should know before investing. A Statement of Additional Information ("SAI") dated ______________, containing additional information about the Reorganization has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each of the Funds, see the ATSF Prospectus and SAI dated May 1, 2002, which are incorporated herein by reference and may be obtained, without charge, by calling (800) 851-9777. Each of the Funds also provides periodic reports to its policyowners, which highlight certain important information about the Funds, including investment results and financial information. The Annual and Semi-Annual Reports for the Funds dated December 31, 2001 and June 30, 2002, respectively, are incorporated herein by reference.

POLICYOWNERS RIGHT TO INSTRUCT SHAREHOLDERS

Shares of Acquired Fund and Acquiring Fund are not offered directly to the public but are sold only to the Insurance Companies and their separate accounts as the underlying investment medium for owners (each a "Policyowner" or collectively "Policyowners") of variable annuity contracts and variable life insurance policies (each, a "Policy"; collectively, the "Policies"). As such, AUSA and Transamerica, as shareholders of Acquired Fund, will vote shares of Acquired Fund as instructed by Policyowners. ATSF will mail a copy of this Proxy Statement/Prospectus to each Policyowner of record as of January 22, 2003. The number of shares in Acquired Fund for which a Policyowner may give instructions is determined to equal the number of units based on cash value for that Fund in the Policyowner's respective Policy. Fractional shares will be counted.

Based upon this "cash value" attributable to Acquired Fund as of January 22, 2003, Policyowners are entitled to an aggregate of votes with respect to Acquired Fund as follows:

         OUTSTANDING SHARES OWNED BY THE ACCOUNT: ____________

         AGGREGATE VOTE BASED ON CASH VALUE OR POLICY VALUE: _________________

As of January 22, 2003, the Officers and Directors of ATSF, as a group, beneficially owned less than 1% of the outstanding shares of Acquired Fund.

Proxy materials will be mailed to Policyowners on or about February __, 2003.

You may also obtain proxy materials, reports and other information filed by either Fund from the SEC's Public Reference Section (1-202-942-8090) or from the SEC's internet web site at www.sec.gov. Copies of materials may also be obtained, after paying a duplicating fee, by electronic request, at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

______________, 2003

INFORMATION ABOUT ACQUIRING FUND

PERFORMANCE OF ACQUIRING FUND -- The bar chart and table below provide an indication of the risks of investing in Acquiring Fund. The chart shows changes in Acquiring Fund's performance from year to year. The performance calculations do not reflect charges or deductions under the Policies. Those fees and expenses would lower investment performance. The table shows how Acquiring Fund's average annual returns for the periods indicated compare to those of a broad based measure of market performance. Past performance is not an indication of how Acquiring Fund will perform in the future.

   Total Return
   One year total return as of 12/31/01(%)(1)

[Add bar chart to include: 3.03% for 1992; 2.45% for 1993; 3.44% for 1994;
5.40% for 1995; 5.03% for 1996; 5.24% for 1997; 5.26% for 1998; 4.63% for 1999;
6.15% for 2000; 4.01% for 2001]

(1) As of December 31, 2002, the end of the most recent calendar quarter, the Fund's year-to-date return was 1.43%.

During the period shown in the chart, Acquiring Fund's best quarterly performance was 1.62% for the quarter ended June 30, 2000, and the worst quarterly performance was 0.31% for the quarter ended December 31, 2002.

The table below shows the average annual total returns of Acquiring Fund if you average actual performance over various lengths of time. Additional information about Acquiring Fund is included in the section "More Information Regarding the Funds."

          ----------------------------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2001)
          ----------------------------------------------------------------------------------------------------
                                                            1 Year            5 Years          10 Years
          ----------------------------------------------------------------------------------------------------
          Acquiring Fund                                     4.01%             5.06%             4.46%
          ----------------------------------------------------------------------------------------------------

FEES AND EXPENSES

Fees and Expenses are assessed at the product level.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES PAID FROM FUND ASSETS)
(PERCENTAGE OF AVERAGE DAILY NET ASSETS):
The expenses of each Fund and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the table below. Expenses for the Funds are based on the operating expenses incurred for the 12 month period ended June 30, 2002. Pro forma fees and expenses show estimated fees and expenses of Acquiring Fund after giving effect to the proposed Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of each Fund's average daily net assets)
-------------------------------------------------------------------------------------------------------------------
                                                              Total Annual
                             Management          Other       Fund Operating       Expense         Net Operating
                                Fees            Expenses        Expenses       Reduction(1)          Expenses
-------------------------------------------------------------------------------------------------------------------
Acquiring Fund                  0.35%             .08             0.43%              0                 0.43%
-------------------------------------------------------------------------------------------------------------------
Acquired Fund                   0.50%             .09             0.59%              0                 0.59%
-------------------------------------------------------------------------------------------------------------------
Pro Forma -                     0.35%             .04             0.39%              0                 0.39%
Acquiring Fund
including
Acquired Fund
-------------------------------------------------------------------------------------------------------------------

(1) Contractual arrangement with ATFA through 4/30/03 for expenses (other than distribution/service (12b-1) fees) that exceed .70% for Acquiring Fund.

EXAMPLE. This example is intended to help you compare the cost of investing in each Fund and in the combined Funds on a pro forma basis. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and Fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------
Acquiring Fund                                       44               138               241               542
--------------------------------------------------------------------------------------------------------------------
Acquired Fund                                        60               189               329               738
--------------------------------------------------------------------------------------------------------------------
Pro Forma - Acquiring Fund including                 40               125               219               493
Acquired Fund
--------------------------------------------------------------------------------------------------------------------

For more information about Acquiring Fund's performance, including a discussion of factors that materially impact its performance, please see Appendix B.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the ATSF Prospectus, which is incorporated by reference, and the Agreement and Reorganization Plan, which is attached hereto as Appendix A.

Comparison of Investment Objectives and Strategies

----------------------------------------------------------------------------------------------------------------------------
                                                  ACQUIRED FUND                               ACQUIRING FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE               Seeks to provide current income and          Seeks to obtain maximum current income
                                   preservation of capital and liquidity.       consistent with preservation of principal
                                                                                and maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES              -    Acquired Fund pursues its               -    Acquiring Fund pursues its
                                        objective by investing in the                objective by investing substantially
                                        following types of high-quality,             all of its assets in accordance with
                                        short-term money market securities           Rule 2a-7 under the Investment
                                        that present minimal credit risk:            Company Act in the following U.S.
                                                                                     dollar-denominated instruments:

                                   -    U.S. government securities, including   -    Short-term corporate obligations,
                                        Treasuries and bonds and notes               including commercial paper, notes and
                                        issued by government agencies or             bonds.
                                        government-sponsored entities such
                                        as the Federal Home Loan Bank,          -    Obligations issued or guaranteed by
                                        Government National Mortgage                 the U.S. and foreign governments and
                                        Association (GNMA or "Ginnie Mae"),          their agencies and instrumentalities.
                                        Federal National Mortgage Association
                                        (FNMA or "Fannie Mae") and Student           Obligations of U.S. and foreign
                                        Loan Marketing Association (SLMA or  -       banks, or their foreign branches, and
                                        "Sallie Mae").                               U.S. savings banks.

                                   -    Certificates of deposit, bankers'       -    Bank obligations purchased for the
                                        acceptances and other obligations            portfolio are limited to U.S. or
                                        issued or guaranteed by bank holding         foreign banks with total assets of
                                        companies in the U.S. and their              $1.5 billion or more. Similarly,
                                        subsidiaries.                                savings association obligations are
                                                                                     limited to U.S. savings association
                                   -    U.S. dollar-denominated obligations          obligations issued to U.S. savings
                                        ("Eurodollar obligations") of bank           banks with total assets of $1.5
                                        holding companies in the U.S.,               billion or more. Foreign securities
                                        their subsidiaries and their                 purchased for the fund must be U.S.
                                        foreign branches or of the World             dollar-denominated and issued by
                                        Bank.                                        foreign governments, agencies or
                                                                                     instrumentalities, or banks that
                                   -    Commercial paper and other short-            meet the minimum $1.5 billion capital
                                        term obligations issued by U.S.              requirement. These foreign obligations
                                        and foreign corporations.                    must also meet the same quality
                                                                                     requirements as U.S. obligations.
                                   -    Acquired Fund invests in                     The commercial paper and other short-
                                        money-market securities with                 term corporate obligations are
                                        remaining maturities of 13 months or         determined by the fund manager to
                                        less and with a dollar-weighted              present minimal credit risks.
                                        average maturity of 90 days or less.
                                        Investments are limited to those        -    Acquiring Fund's sub-adviser also
                                        securities that meet maturity,               seeks to maintain a stable net asset
                                        quality and diversification standards        value of $1.00 per share by: 1)
                                        with which money market funds must           Investing in securities which present
                                        comply. In selecting securities for          minimal credit risk; and 2)
                                        investment, the sub-adviser seeks to         Maintaining the average maturity of
                                        invest in those securities that it           obligations held at 90 days or less.
                                        believes entail reasonable risk
                                        considered in relation to the Fund's    Repurchase agreements involving any of the
                                        investment policies.                         securities mentioned above

                                   -    Repurchase agreements.
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                  ACQUIRED FUND                               ACQUIRING FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                    ATFA                                         ATFA
----------------------------------------------------------------------------------------------------------------------------
SUB-ADVISER                        Morgan Stanley Investment Management, Inc.   Transamerica Investment Management, LLC
                                   (dba as Van Kampen )
----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGERS                 An investment team manages Acquired Fund.    Edward S. Han, primary manager, and Heidi
                                                                                Hu, CFA, secondary manager
----------------------------------------------------------------------------------------------------------------------------

As you can see from the chart above, the investment objectives and strategies of the Funds are substantially similar. Both Acquired Fund and Acquiring Fund invest primarily in high-quality, short-term instruments that present minimal credit risk.

Following the Reorganization, and in the ordinary course of business as a mutual fund, certain holdings of Acquired Fund that were transferred to Acquiring Fund in connection with the Reorganization may be sold. Such sales may result in increased transactional costs for Acquiring Fund.

COMPARISON OF FEES AND EXPENSES

The following describes and compares the fees and expenses that are assessed to the Funds. While the Reorganization is anticipated to reduce the total operating expenses for Policyowners of Acquired Fund and will not affect Acquiring Fund's management fees (as a percentage of the Fund's average daily net assets), ATFA may be deemed to have a material interest in the proposed Reorganization because the combining of the Funds will relieve ATFA of its obligation to pay sub-advisory fees to Van Kampen under the sub-advisory agreement applicable to Acquired Fund (although ATFA will continue to pay sub-advisory fees to its affiliate, TIM, with respect to Acquiring Fund), and because the proposed Reorganization is anticipated to reduce ATFA's obligations under the expense limitation arrangements discussed below.

For further information on the fees and expenses of Acquiring Fund, see "More Information Regarding the Funds."

MANAGEMENT FEES - Each Fund pays a management fee:

    ------------------------------------------------------------------------------------------------
                        FUND                                             FEE
    ------------------------------------------------------------------------------------------------
      Acquired Fund                              0.50% of the Fund's average daily net assets.
                                                 Expense Cap of 0.57% as of 1/1/03
    ------------------------------------------------------------------------------------------------
      Acquiring Fund                             0.35% of the Fund's average daily net assets.
                                                 Expense Cap of 0.70%*
    ------------------------------------------------------------------------------------------------
      *If the Reorganization is approved, the expense cap of Acquiring Fund will be lowered to 0.57%
       on May 1, 2003, upon effectiveness of the merger.

ADMINISTRATION FEES - The Funds pay an administrative services fee to AEGON/Transamerica Fund Services, Inc. on a cost incurred basis.

DISTRIBUTION AND SERVICES FEES - Although ATSF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, ATSF has not paid any distribution fees on behalf of the Funds under the Plan, and does not intend to do so before April 30, 2003.

EXPENSE LIMITATION ARRANGEMENTS: Expense limitation arrangements are in place for both of the Funds. Under the terms of the expense limitation arrangements, ATFA has agreed to limit the expenses of the Funds, excluding distribution fees, interest, taxes, brokerage and extraordinary expenses. The current expense limitation arrangement for each Fund will remain in effect through at least April 30, 2003. There can be no assurance that the expense limitation arrangements will continue or remain at the same level after that date. This information and similar information is shown above in the table entitled "Annual Fund Operating Expenses."

The Funds have entered into an Expense Limitation Agreement with ATSF wherein ATSF, on behalf of the applicable fund, will at a later date, reimburse ATFA for operation expenses previously paid on behalf of such fund during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the expense cap.

It is expected that combining the Funds will lower expenses currently borne by Policyowners in Acquired Fund.

PURCHASE AND REDEMPTION INFORMATION -- The purchase and redemption provisions for the Funds are the same. For additional information on purchase and redemption provisions see "Comparison of Fees and Expenses," and "More Information Regarding the Funds."

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION -- The Funds expect that the Reorganization will be considered a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). As such, you will not recognize gain or loss as a result of the Reorganization. See "Information About The Reorganization - Tax Considerations."

PRINCIPAL RISKS OF INVESTING IN ACQUIRING FUND -- The Funds share similar investment risks. As principal investment risks, each Fund is subject to the risks of interest rate fluctuations and that affect on short-term debt securities, as well as credit and default risks associated with investing in debt securities. For more information regarding the risks of the Funds, see "Comparison of Investment Techniques and Risks of the Funds."

RELATIVE PERFORMANCE -- The following table shows the average annual total return for each Fund and the listed index. Average annual total return is shown for each calendar year since inception in 1992 in the case of both Fund. The indexes have an inherent performance advantage over the Funds, since an index has no cash in its portfolio, and incurs no operating expenses. An investor cannot invest in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of any sales charges. The information below does not reflect fees and expenses associated with an investment in variable products offered by the Insurance Companies. Units in the Fund's are available only through the purchase of such products.

                ---------------------------------------------------------
                  CALENDAR YEAR/
                   PERIOD ENDED       ACQUIRED FUND      ACQUIRING FUND
                ---------------------------------------------------------
                     12/3l/92             2.90%               3.03%
                ---------------------------------------------------------
                     12/31/93             2.19%               2.45%
                ---------------------------------------------------------
                     12/31/94             3.41%               3.44%
                ---------------------------------------------------------
                     12/31/95             5.54%               5.40%
                ---------------------------------------------------------
                     12/31/96             4.91%               5.03%
                ---------------------------------------------------------
                     12/31/97             5.07%               5.24%
                ---------------------------------------------------------
                     12/31/98             4.96%               5.26%
                ---------------------------------------------------------
                     12/31/99             4.75%               4.63%
                ---------------------------------------------------------
                     12/31/00             5.95%               6.15%
                ---------------------------------------------------------
                     12/31/01             3.69%               4.01%
                ---------------------------------------------------------

COMPARISON OF INVESTMENT TECHNIQUES AND RISKS OF THE FUNDS -- The following is a summary of the principal types of securities in which the Funds may invest and strategies the Funds may employ in pursuit of their respective investment objectives. As with any security, an investment in a Fund involves certain risks, including loss of principal. The Funds are subject to varying degrees of financial, market and credit risk. An investment in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The following discussion addresses the primary risks of investing in the Funds. However, the fact that a particular risk is not identified as a main risk for the Fund does not mean that the Fund is prohibited from investing its assets in securities that give rise to that risk. It simply means that the risk is not a main risk of the Funds. For further information regarding risks of investing in the Funds, see the SAI.

INTEREST RATES. The interest rates on short-term obligations will vary, rising or falling with short-term interest rates generally. The Funds' yields will tend to lag behind general changes in interest rate. The ability of the yields to reflect current market rates will depend on how quickly the Funds' obligations mature and how much money is available for investment at current market rates.

DEFAULT RISK. Each Fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, such security, which will lower the performance of the Fund.

CREDIT RISK. The value of debt securities is directly affected by an issuer's ability to pay principal interest on time. The value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. The Funds may also be subject to credit risk to the extent they engage in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation. Such third party may be unwilling or unable to honor its financial obligations.

THE PROPOSED REORGANIZATION -- On September 9, 2002, the Board of Directors of ATSF approved the Reorganization, with respect to each of the Funds. Subject to approval of Acquired Fund shareholders, the Reorganization provides for:

- the transfer of all of the assets of Acquired Fund to Acquiring Fund, in exchange for shares of Acquiring Fund;

-        the assumption by Acquiring Fund of all of the liabilities of Acquired
         Fund;

- the distribution of shares of Acquiring Fund to the shareholders of Acquired Fund; and

-        the complete liquidation of Acquired Fund.

The Reorganization is expected to be effective upon the close of business on April 30, 2003, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization, each Policyowner invested in of Acquired Fund would receive units of Acquiring Fund equal in value to his or her holdings in Acquired Fund. Each shareholder would hold, immediately after the Closing, shares of Acquiring Fund having an aggregate value equal to the aggregate value of the shares of Acquired Fund held by that shareholder as of the close of business on the business day preceding the Closing.

The Reorganization is intended to eliminate duplication of costs and other inefficiencies arising from having two similar mutual funds within the same group of Funds, as well as to assist in achieving economies of scale. Policyowners with units in Acquired Fund are expected to benefit from the elimination of this duplication and from the larger asset base that will result from the Reorganization.

Approval of the Reorganization with respect to Acquired Fund requires the affirmative vote of a majority of the outstanding shares of the Fund. In the event that the shareholders of Acquired Fund do not approve the Reorganization, the Fund would continue to operate as a separate entity and the Fund's Board of Directors would determine what further action, if any, to take.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF THE ATSF UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU PROVIDE INSTRUCTIONS TO VOTE "FOR" THE PROPOSED REORGANIZATION.

In considering whether to approve the Reorganization, you should note that:

- Acquired Fund has investment objectives and policies that are similar in many respects to the investment objectives and policies of Acquiring Fund. Both Acquired Fund and Acquiring Fund seek to provide current income consistent with the preservation of capital and the maintenance of liquidity. Each Fund invests primarily in U.S. government securities, short-term obligations, including commercial paper and repurchase agreements.

- The Funds have the same investment adviser, ATFA, 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION -- The Reorganization provides for the transfer of all of the assets and liabilities of Acquired Fund to the Acquiring Fund solely in exchange for shares of Acquiring Fund. Acquired Fund will distribute the shares of Acquiring Fund received in the exchange to its shareholders, and then Acquired Fund will be liquidated.

After the Reorganization, each shareholder of Acquired Fund will own shares in Acquiring Fund having an aggregate value equal to the aggregate value of shares of Acquired Fund held by that shareholder as of the close of business on the business day preceding the Closing.

The obligations of the Funds under the Reorganization are subject to various conditions, including approval of the shareholders of Acquired Fund. The Reorganization also requires that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization. The Reorganization may be terminated by mutual agreement of the parties or on certain other grounds. For a complete description of the terms and conditions of the Reorganization, see the Reorganization Plan at Appendix A, which modifies the foregoing summary of the Reorganization in its entirety.

REASONS FOR THE REORGANIZATION -- The Funds have similar investment objectives, strategies and risks. Because Acquired Fund may invest in similar types of securities as Acquiring Fund, the Funds are largely duplicative. In addition, the Reorganization will create a larger Acquiring Fund, which should benefit Policyowners of the Funds by spreading costs across a larger, combined asset base, and which would allow Policyowners in Acquired Fund to continue to participate in a professionally managed portfolio. Also, a larger Acquiring Fund offers the potential benefit of a more diversified portfolio of securities and may improve trading efficiency. Based upon these considerations, the Board of Directors of ATSF determined that the Funds should be reorganized.

The proposed Reorganization was presented to the Board of Directors of ATSF for consideration and approval at a meeting held September 9, 2002. For the reasons discussed below, the Directors, including all of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of ATSF, determined that the interests of the Policyowners of the respective Funds would not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization was in the best interests of each of the Funds and its Policyowners.

BOARD CONSIDERATION -- The Board of Directors of ATSF, in recommending the proposed transaction, considered a number of factors, including the following:

1. expense ratios and information regarding fees and expenses of Acquired Fund and Acquiring Fund;

2. estimates that show that combining the Funds should result in lower expense ratios because of economies of scale;

3. elimination of duplication of costs and inefficiencies of having two similar funds;

4. the Reorganization would not dilute the interests of the Funds' current Policyowners;

5. the relative investment performance and risks of Acquiring Fund as compared to Acquired Fund;

6. the similarity of Acquiring Fund`s investment objectives, policies and restrictions to those of Acquired Fund and the fact that the Funds are duplicative within the overall group of funds; and

7. the tax-free nature of the Reorganization to Acquired Fund and its Policyowners.

THE BOARD OF DIRECTORS OF ATSF RECOMMENDS THAT POLICYOWNERS OF ACQUIRED FUND PROVIDE INSTRUCTIONS TO APPROVE THE REORGANIZATION.

CAPITALIZATION -- The following table shows on an unaudited basis the capitalization of each Fund as of June 30, 2002 and on a pro forma basis giving effect to the Reorganization:

      -----------------------------------------------------------------------------------------------------
                                                                                             SHARES
                                                       NET ASSETS         NET ASSET       OUTSTANDING
                                                     (IN THOUSANDS)    VALUE PER SHARE   (IN THOUSANDS)
      -----------------------------------------------------------------------------------------------------
         Acquiring Fund                                 $499,725            $1.00            499,725
      -----------------------------------------------------------------------------------------------------
         Acquired Fund                                  $244,344            $1.00            244,344
      -----------------------------------------------------------------------------------------------------
         Pro Forma - Acquiring Fund including           $744,069            $1.00            744,069
         Acquired Fund
      -----------------------------------------------------------------------------------------------------

TAX CONSIDERATIONS -- The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment, neither Acquired Fund nor Acquiring Fund is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Immediately prior to the Reorganization, Acquired Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to the shareholders all of Acquired Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of Acquired Fund's shareholders.

As of December 31, 2001, Acquired Fund had not accumulated capital loss carry-forwards.

EXPENSES OF THE REORGANIZATION -- ATFA will pay all of the expenses relating to the Reorganization, including, but not limited to, the solicitation of voting instructions and necessary filing with the SEC.

ADDITIONAL INFORMATION ABOUT ACQUIRING FUND

INVESTMENT ADVISER -- ATFA, each Fund's investment adviser, is a Florida corporation. On December 31, 2001, the aggregate assets of all of the mutual funds under the investment management of ATFA were approximately $13 billion. ATFA has overall responsibility for the management of the Funds. ATSF has entered into an Investment Advisory Agreement ("Advisory Agreement") on behalf of Acquiring Fund with ATFA wherein ATFA supervises Acquiring Fund's investments. The Advisory Agreement provides that ATFA will perform the following services or cause them to be performed by others to: (i) furnish investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate Fund officers; and (iii) be responsible for the administration of the Fund. The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either ATSF or ATFA or a vote of shareholders of Acquiring Fund. Advisory fees are computed and accrued daily and paid monthly.

SUB-ADVISER - Transamerica Investment Management, LLC

Transamerica Investment Management, LLC ("TIM") is Acquiring Fund's sub-adviser. On September 30, 2002, the aggregate assets of all of the mutual funds under the investment management of TIM were approximately $3.9 billion. TIM has overall responsibility for the management of the Fund. ATFA and TIM have entered into an agreement that requires TIM to: provide investment sub-advisory, statistical and research services to Acquiring Fund; supervise and arrange for the purchase and sale of securities on behalf of the Fund; and provide for the maintenance and compilation of records pertaining to the investment sub-advisory function. The agreement with TIM can be terminated by the Board of Directors of ATSF upon 60 days' written notice of either party. Sub-advisory fees are computed and accrued daily and paid monthly.

- INVESTMENT PERSONNEL -- The following individual has responsibility for the day-to-day management of Acquiring Fund:

EDWARD S. HAN, primary manager, and HEIDI HU, CFA, secondary manager, serve as co-managers of Acquiring Fund. Mr. Han joined TIM in 1998 and is assistant vice president and portfolio manager. Prior to joining TIM, Mr. Han was vice president - Health Care Finance Group of Bank of America (1993-1998). Ms. Hu serves as portfolio manager to other Transamerica Funds. Prior to joining TIM, she was an analyst at ARCO Investment Management Company.

ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION -- Each of the Funds is a series of ATSF, an open-end management company organized as a Maryland Corporation. ATSF is governed by a Board of Directors, which consists of nine members. For more information on the history of ATSF, please see the SAI.

DISTRIBUTOR -- AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, is principal distributor for both Funds. AFSG is an affiliate of ATSF and ATFA and underwrites and distributes the Fund shares.

DIVIDENDS AND OTHER DISTRIBUTIONS -- Each Fund pays dividends from net investment income and distributes net capital gains, if any, at least annually. Dividends and distributions of each Fund are automatically reinvested in additional units of the respective Fund.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

VOTING INSTRUCTIONS -- Interest in the Policies for which no timely instructions are received will be voted in proportion to the instructions that are received from other Policyowners. AUSA and Transamerica will also vote any shares in separate accounts that they own and that are not attributable to Policies in the same proportion as determined for Policyowners.

If your voting instructions are properly submitted and returned in time to be voted at the Special Meeting, the units represented by the voting instruction form will be voted in accordance with the instructions provided. Unless instructions to the contrary are provided, your voting instruction form will be voted FOR the matters listed in the accompanying Notice of Special Meeting of Shareholders. Any Policyowner that has submitted his or her voting instructions has the right to revoke it at any time prior to its exercise, either by attending the Special Meeting and submitting a new voting instruction form, or by submitting a letter of revocation or a later-dated voting instruction form to ATSF at the above address prior to the date of the Special Meeting.

For your convenience, you may submit your instructions by mail, by telephone, via the Internet or by facsimile. If you provide your instructions by mail, please indicate your instructions on the enclosed voting instruction form, date and sign the form, and mail it in the enclosed envelope, which requires no postage if mailed in the United States, allowing sufficient time to be received by April 16, 2003 at 11:30 a.m. To submit your instructions via the Internet, by telephone or by facsimile, please follow the instructions printed at the top of your voting instruction form.

If you submit your instructions via the Internet, by telephone or via facsimile, please DO NOT mail your voting instruction form. Please provide your instructions only one time, unless you later decide to change your instructions.

SOLICITATION OF VOTING INSTRUCTIONS -- Voting Instructions are being solicited at the request of the Board of Directors of ATSF. Solicitation of voting instructions is being made primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures on or about _______, 2003. The Funds have retained ALAMO Direct ("ALAMO"), a professional proxy solicitation firm, to assist with any necessary solicitation of voting instructions. The estimated costs for the proxy services of ALAMO are estimated to be approximately $3,902, plus applicable postage.

If a Policyowner wishes to participate in the Special Meeting but does not wish to give instructions by telephone, the Policyowner may still submit the voting instruction form originally sent with the Proxy Statement/Prospectus, attend in person, vote via the Internet or by facsimile. Should a Policyowner require additional information regarding the voting instruction form or require replacement of the voting instruction form, they may contact Customer Service at the number listed in the Policy they have purchased.

A Policyowner may revoke the accompanying voting instruction form at any time prior to its use by filing with ATSF a written revocation or executed voting instruction form bearing a later date. In addition, any Policyowner that attends the Special Meeting of the Acquired Fund shareholders in person may provide instructions at the Special Meeting, thereby canceling any instructions previously given. However, attendance at the Special Meeting, by itself, will not revoke previous instructions.

To become effective, the proposed Reorganization must be approved by a "vote of the majority of the outstanding voting securities" of Acquired Fund, as defined in the 1940 Act. The "vote of a majority of the outstanding voting securities" means the lesser of the vote of (i) 67% or more of the shares of Acquired Fund entitled to vote there at the Special Meeting if the holders of more than 50% of such outstanding shares are present in person or represented by proxy; or
(ii) more than 50% of such outstanding shares of Acquired Fund entitled to vote thereon.

Acquired Fund must have a quorum to conduct its business at the Special Meeting. The holders of a majority of outstanding shares, present in person or by proxy, shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote, present in person or by proxy, may adjourn the meeting from time to time until a quorum is present.

OTHER MATTERS TO COME BEFORE THE MEETING -- The Board of Directors does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Meeting, the persons named in the accompanying voting instruction form will vote thereon in accordance with their best judgment.

REPORTS TO POLICYOWNERS -- ATSF will furnish, without charge, a copy of the most recent Annual Report regarding the Funds upon request. Requests for such reports should be directed to ATSF, 570 Carillon Parkway, St. Petersburg, Florida 33716 or at (800) 851-9777.

PROMPT EXECUTION AND RETURN OF THE ENCLOSED VOTING INSTRUCTION FORM IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                              AEGON/Transamerica Series Fund, Inc.



                              John K. Carter
                              Vice President, Secretary and General Counsel

__________, 2003

                      MORE INFORMATION REGARDING THE FUNDS

PURCHASE AND REDEMPTION OF SHARES. AUSA and Transamerica purchase shares of the Funds for their variable annuity and variable life insurance separate accounts. Each buys and sells shares of the Funds at the net asset value per share (NAV) next determined after they submits the order to buy or sell. A Fund's NAV is generally calculated as of the close of trading on every day the New York Stock Exchange is open.

Shares of the Funds may be purchased only indirectly through the purchase of a Policy issued by WRL and its affiliates. The prospectuses for such Policies describe any sales charges applicable to your Policy.

DETERMINATION OF NET ASSET VALUE. The NAV per share of each Fund is computed as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on days when the Exchange is open. The Exchange is open Monday through Friday, except on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund's NAV is generally based upon the market value of securities held in the Fund's portfolio. If market prices are not available, the fair value of securities is determined using procedures approved by the Board of Directors of ATSF.

BROKERAGE ENHANCEMENT PLAN. The Funds have adopted, in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Fund shares (through the sale of variable insurance products funded by the Funds).

Under the Plan, a Fund may direct ATFA or a sub-adviser to use certain broker-dealers for securities transaction, subject to the obligation to obtain best execution of such transactions. These are broker-dealers that have agreed either (1) to pay a portion of their commission from the sale and purchase of securities to the Fund's Distributor or other introducing brokers ("Brokerage Payments"); or (2) to provide brokerage credits, benefits or services ("Brokerage Credits"). The Distributor will use all Brokerage Payments and Brokerage Credits (other than a minimal amount to defray its legal and administrative costs) to finance activities that are meant to result in the sale of the Fund's shares, including:

- holding or participating in seminars and sales meetings promoting the sale of the Fund's shares;

- paying marketing fees requested by broker-dealers who sell the Fund's shares;

-        training sales personnel;

-        creating and mailing advertising and sales literature; and

- financing any other activity that is intended to result in the sale of the Fund's shares.

The Plan permits the Brokerage Payments and Brokerage Credits generated by securities transactions from one Fund to inure to the benefit of other series of ATSF as well. The Plan is not expected to increase the brokerage costs of the Fund.

OTHER EXPENSES. In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, custodian fees, proxy solicitation costs, and the compensation of Directors who are not affiliated with ATSF. Most Fund expenses are allocated proportionately among all of the outstanding shares of the Fund.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER - ATSF and ATFA have entered into an agreement on behalf of Acquiring Fund wherein ATFA has agreed to provide investment advisory, statistical and research services to the Fund, supervise and arrange for the purchase and sales of securities on behalf of the Fund, and provide for the maintenance and compilation of records pertaining to the sub-advisory function. The agreement can be terminated by the ATSF Board upon 60 days' written notice. Investment management fees are computed and accrued daily and paid monthly. For the year ended December 31, 2001, Acquiring Fund paid investment management fees of $1,688 (in thousands) to ATFA.

ATFA has overall responsibility for the management of the Funds. However, subject to the supervision of the ATSF Board, ATFA may hire sub-advisers to assist with management of the Funds.

PARENT COMPANY INFORMATION -- ATFA is a direct, wholly owned subsidiary of WRL. WRL is an insurance and financial services company, incorporated in the state of Ohio, and is a wholly owned indirect subsidiary of First AUSA Life Insurance Company ("First AUSA"), which is wholly owned by Transamerica Holding Company. Transamerica Holding Company is wholly owned by AEGON USA, Inc. ("AEGON USA"), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned, indirect subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group.

DISTRIBUTOR - AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499 serves as the ATSF distributor. AFSG is an affiliate of ATSF and ATFA.

ADMINISTRATIVE AGENT -- AEGON/Transamerica Fund Services, Inc. ("ATFS") acts as the administrative agent for ATSF and, as such, performs administrative functions and the bookkeeping, accounting and pricing functions for the Funds. For these services, ATFS receives reimbursement from ATSF on behalf of the Funds on a cost-incurred basis.

PORTFOLIO TRANSACTIONS -- Each Fund's respective sub-adviser will place orders to execute securities transactions that are designed to implement such Fund's investment objectives and policies. The sub-adviser uses its reasonable efforts to place all purchase and sale transactions with brokers and dealers ("brokers") that provide "best execution" of these orders. In placing purchase and sale transactions, the sub-adviser may consider brokerage and research services provided by a broker to the sub-adviser or its affiliates; and the Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if the sub-adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker viewed in terms of either that particular transaction or the overall responsibilities of the sub-adviser with respect to all accounts as to which it exercises investment discretion. The sub-adviser may use all, none, or some of such information and services in providing investment advisory services to each of the mutual funds under its management, including each Fund. In addition, the sub-adviser also may consider a broker's sale of Fund shares if the sub-adviser is satisfied that the Fund would receive best execution of the transaction from that broker.

Securities held by the Funds may also be held by other investment advisory clients of the sub-adviser, including other investment companies. When selecting securities for purchase or sale for a Fund, the sub-adviser may at the same time be purchasing or selling the same securities for one or more of such other accounts. Subject to the sub-adviser's obligation to seek best execution, such purchases or sales may be executed simultaneously or "bunched." It is the policy of the sub-adviser not to favor one account over the other. Any purchase or sale orders executed simultaneously are allocated at the average price and as nearly as practicable on a pro rata basis (transaction costs will also generally be shared on a pro rata basis) in proportion to the amounts desired to be purchased or sold by each account. In those instances where it is not practical to allocate purchase or sale orders on a pro rata basis, then the allocation will be made on a rotating or other equitable basis. While it is conceivable that in certain instances this procedure could adversely affect the price or number of shares involved in a Fund's transaction, it is believed that the procedure generally contributes to better overall execution of the Funds' portfolio transactions.

TAXES

FEDERAL TAXES -- You may purchase shares of the Funds only indirectly through the purchase of a variable annuity or variable life insurance Policies issued by WRL or its affiliates. The prospectuses for such variable annuity or variable life insurance Policy describe the federal tax consequences of your purchase or sale such Policies. Please see your tax advisor for further information.

                    FINANCIAL HIGHLIGHTS FOR ACQUIRING FUND
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial highlights table is intended to help you understand the Fund's financial performance for its shares for each period shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with ATSF`s financial statements, are included in the annual report, which is available upon request. The information for the period ended 6/30/02 is unaudited and is included in the ATSF Semi-Annual Report, which is also available upon request.

                                            Investment Operations                                 Distributions
                                ---------------------------------------------  ---------------------------------------------------

                                                                                                                     -------------
YEAR OR      Net Asset Value,                    Net Realized and
 PERIOD       Beginning of      Net Investment   Unrealized Gain     Total          From Net      From Net Realized      Total
  ENDED          Period          Income (Loss)        (Loss)       Operations  Investment Income    Capital Gains    Distributions
06/30/2002        $1.00               0.01             0.00           0.01           (0.01)             0.00             (0.01)
12/31/2001         1.00               0.04             0.00           0.04           (0.04)             0.00             (0.04)
12/31/2000         1.00               0.06             0.00           0.06           (0.06)             0.00             (0.06)
12/31/1999         1.00               0.05             0.00           0.05           (0.05)             0.00             (0.05)
12/31/1998         1.00               0.05             0.00           0.05           (0.05)             0.00             (0.05)
12/31/1997         1.00               0.05             0.00           0.05           (0.05)             0.00             (0.05)

                                                                                       Ratios/Supplemental Data
                                                                  -----------------------------------------------------------------
                                                                    Ratio of Expenses
                                                                        to Average
                                                                      Net Assets(1)
                                                                  ---------------------
  YEAR OR                                                                                 Net Investment Income
  PERIOD     Net Asset Value,    Total      Net Assets, End of     Total         Net      (Loss) to Average Net  Portfolio Turnover
  ENDED       End of Period     Return(2)      Period (000's)     Expense      Expenses         Assets(1)             Rate(2)
             ----------------------------------------------------------------------------------------------------------------------
06/30/2002        $1.00           0.76%           $499,725         0.42%         0.42%            1.56%                 N/A

12/31/2001         1.00           4.01%            467,311         0.44%         0.44%            3.70%                 N/A

12/31/2000         1.00           6.15%            319,945         0.44%         0.44%            5.97%                 N/A

12/31/1999         1.00           4.63%            429,811         0.44%         0.44%            4.81%                 N/A

12/31/1998         1.00           5.26%            169,731         0.46%         0.46%            5.24%                 N/A

12/31/1997         1.00           5.24%            119,708         0.48%         0.48%            5.32%                 N/A

Notes to Financial Highlights

(1) Ratio of Total Expenses, Ratio of Net Expenses and Ratio of Net Investment Income (Loss) to Average Net Assets are annualized for periods of less than one year.

(2) Total Return and Portfolio Turnover rates are not annualized for periods of less than one year.

                                   APPENDIX A

                         FORM OF PLAN OF REORGANIZATION


THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is adopted as of this 9th day of September, 2002, by AEGON/Transamerica Series Fund, Inc. (the "Company") with its principal place of business at 570 Carillon Parkway, St. Petersburg, Florida 33716, on behalf of Transamerica Money Market (the "Acquiring Fund"), a separate series of the Company and Van Kampen Money Market (the "Acquired Fund"), another separate series of the Company.

This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares ($1.00 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Company is an open-ended registered investment company of the management type and the Acquired Fund owns securities, which generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Directors of the Company have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Directors of the Company also have determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, the Company, on behalf of the Acquiring Fund and the Acquired Fund separately, hereby approves the Plan on the following terms and conditions:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

         1.1 Subject to the requisite approvals of the shareholders of the Acquired Fund and Acquiring Fund and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Company will transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date").

         1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last taxable year to the end of the business day on the Closing; and (ii) any undistributed investment company taxable income and net capital gain from any period to the extent not otherwise distributed.

         1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of the Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

         1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.       VALUATION

         2.1 The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Company's Articles of Incorporation, as amended (the "Articles of Incorporation"), and the then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Company's Board of Directors.

         2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the Company's Articles of Incorporation and the then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Company's Board of Directors.

         2.3 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the net assets of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

         2.4 All computations of value shall be made by the Acquiring Fund's designated record keeping agent.

3.       CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be April 30, 2002, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Company or at such other time and/or place as the Board of Directors or officers of the Company may designate.

         3.2 The Company shall direct Investors Bank & Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Acquired Fund's portfolio securities, cash, and any other assets ("Assets") shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund shall direct the Custodian to deliver portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act") as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund.

         3.3 AEGON/Transamerica Fund Services, Inc. ("ATFS"), as administrator for the Acquired Fund (the "Administrator"), shall deliver, on behalf of the Acquired Fund, at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.

         3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or
                  (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Company, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1 The Company, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

                  (a) The Acquired Fund is duly organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the state of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

                  (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended ("1933 Act"), are in full force and effect;

                  (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act, and such as may be required by state securities laws;

                  (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

                  (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

                  (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Company's Articles of Incorporation or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

                  (g) The Acquired Fund has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it prior to the Closing Date;

                  (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

                  (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2001 have been audited by Ernst & Young LLP, independent accountants. Such statements are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on the balance sheet or in the notes thereto;

                  (j) Since December 31, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

                  (k) On the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

                  (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

                  (n) The adoption and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

         4.2 The Company, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

                  (a) The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the state of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

                  (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Acquiring Fund, are in full force and effect;

                  (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

                  (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

                  (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

                  (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Company's Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

                  (g) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

                  (h) The Statement of Assets and Liabilities, including the Schedule of Investments, at December 31, 2001 of Acquiring Fund, and Statements of Operations and of Changes in Net Assets and the Financial Highlights for the periods then ended, have been audited by PricewaterhouseCoopers LLP, independent certified public accountants. Such statements are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to Acquired
                           Fund) present fairly, in all material respects, the financial condition of Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of Acquiring Fund required to be reflected on the balance sheet or in the notes thereto;

                  (i) Since December 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

                  (j) On the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its Federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

                  (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

                  (m) The adoption and performance of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company on behalf of the Acquiring Fund and this Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (n) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Company;

                  (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

                  (p) That insofar as it relates to Company or the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2 To the extent required by applicable law, the Company will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

         5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

         5.5 Subject to the provisions of this Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

         5.6 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

         5.7 The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

         5.8 The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Plan.

         5.9 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Acquired Fund's election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations and warranties of the Acquiring Fund and the Company contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2 The Company and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Company and the Acquiring Fund on or before the Closing Date; and

         6.3 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Acquiring Fund's election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of the Company and the Acquired Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2 The Company and the Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Company or the Acquired Fund on or before the Closing Date;

         7.3 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

         7.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern Time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

         8.1 The Plan and the transactions contemplated herein shall have been approved by the requisite vote, if any, of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Company's Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1;

         8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

         8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

         8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5 Dechert shall deliver an opinion addressed to the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for federal income tax purposes, unless, based on the circumstances existing at the time of the Closing, Dechert determines that the transaction contemplated by this Plan does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Company. Notwithstanding anything herein to the contrary, the Company may not waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1 The Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The expenses relating to the proposed Reorganization will be paid by AEGON/Transamerica Fund Advisers, Inc. as of the close of business on the record date for determining the shareholders of the Acquired Fund entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the shareholders' meeting. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Directors, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

12.      AMENDMENTS

         This Plan may be amended, modified or supplemented in such manner as may be set forth in writing by the authorized officers of the Company; provided, however, that following any meeting of the shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval.

13.      HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

         13.2 This Plan shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

         13.3 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

         13.4 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the Company personally, but shall bind only property of such party. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.

IN WITNESS WHEREOF, the Board of Directors of the Company has caused this Plan to be approved on behalf of the Acquiring Fund and the Acquired Fund.


                                    AEGON/Transamerica Series Fund, Inc.



                                    By:    /s/ Brian C. Scott
                                           -------------------------------------
                                    Name:  Brian C.  Scott
                                    Title: President and Chief Executive Officer

                                   APPENDIX B


TRANSAMERICA MONEY MARKET (FORMERLY J.P. MORGAN MONEY MARKET)

....seeks maximum current income consistent with preservation of principal and maintenance of liquidity.

MARKET ENVIRONMENT
The portfolio's objective is to provide a high level of current income consistent with liquidity and the preservation of capital. The portfolio continued to perform well relative to its peer group in the first half of 2002 despite a severe drop in commercial paper supply from companies seeking to lock in financing from the debt markets. The stock markets performed poorly despite a recovering economy. At its June 26, 2002, meeting, the Federal Reserve Board ("Fed") kept the target for the federal funds rate unchanged at 1.75% with a neutral bias, stating that the longterm goals of price stability and sustainable economic growth remain balanced.

STRATEGY REVIEW
Transamerica Investment Management, LLC, took over the portfolio May 1, 2002. Our first priority was to achieve safety and liquidity. Thus, the average maturity of investments was relatively short during the period.

OUTLOOK
We expect the Fed to maintain its neutral bias in the near term, leading to a tightening basis by year-end 2002. In recognition of this uncertain equity market outlook and its impact on the consumers and businesses, we will continue to invest in high level of income, while preserving safety and liquidity.

EDWARD S. HAN HEIDI Y. HU
Transamerica Money Market
Portfolio Managers
Prior to May 1, 2002, Transamerica Money Market was named J.P. Morgan Money Market and was managed by J.P. Morgan Investment Management Inc.

The views expressed in this commentary on Transamerica Money Market reflect those of the portfolio managers through the period ended June 30, 2002. They do not necessarily represent the views of AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers"). Any such views are subject to change at any time based upon market or other conditions and AEGON/Transamerica Advisers disclaims any responsibility to update such views. These views may not be relied upon as investment advice and, because trading decisions are based upon numerous factors, may not be relied upon as an indication of trading intent.

TRANSAMERICA MONEY MARKET
In recognition of this uncertain equity market outlook and its impact on the consumers and businesses, we will continue to invest in high level of income, while preserving safety and liquidity.

FIVE LARGEST HOLDINGS (% OF NET ASSETS)
Receivables Capital Corporation - 144A 1.80%, due 08/01/02 3.73%
Societe Generale North America, Inc. 2.00%, due 07/22/02 3.60%
Aquinas Funding LLC - 144A 1.94%, due 08/05/02 3.00%
Bayerische Hypo - und Vereinsbank AG 2.00%, due 07/30/02 2.80%
Beta Finance, Inc. - 144A 2.00%, due 07/22/02 2.60%

This material must be preceded or accompanied by the Fund's current prospectus.

Past performance does not guarantee future results. An investment in Transamerica Money Market is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

J.P. MORGAN MONEY MARKET

....seeks to obtain maximum current income consistent with preservation of principal and maintenance of liquidity.

MARKET ENVIRONMENT
The overriding theme this past quarter and for much of the year was high volatility in the fixed-income markets as fundamentals began to shift from slow growth, to recession, to possibly slow growth once again. The U.S. economic downturn that hampered markets for much of the year appeared to intensify during October, as weak profit performance undermined capital spending, hiring and consumer confidence. At this point, there is little doubt that the September 11th attacks had a swift and meaningful impact in pushing a teetering economy into recession. Losses in non-farm payrolls during October and November were the steepest recorded in almost two decades. Consumer confidence plummeted to its lowest level since February 1994. Final third quarter GDP showed the economy contracting a bit more than initially reported, down 1.1%, the first quarter of negative growth since 1993. Interest rates declined precipitously as the Federal Reserve Board ("Fed") moved in dramatic fashion to lower rates and thereby shore up badly flagging business and consumer confidence.

In November, the economic evidence moved from negative to mixed, and sent the interest rate markets on a wild ride. Midmonth, with yields at historic lows, stronger-than-expected October retail sales and initial unemployment claims, combined with expectations of continued declines in oil prices, raised hopes that an economic recovery was close at hand or already under way. Reversing course again, by month end, the bond market had retraced some of its sell-off on a mixture of bullish Fed comments, less encouraging economic data and the news of Enron Corp.'s collapse.

December followed with a flurry of unexpectedly positive economic reports. The Consumer Confidence Index surged to 93.7 points, from an upwardly revised 84.9 points in November. Initial jobless claims moved sharply lower as the month progressed to 392,000. Retail spending also appeared to bounce back with sales of existing homes up 0.6% and new home sales jumping 6.4% in November. The pickup in orders for capital goods suggested that the rate of the decline in investment spending might be moderating in the months ahead. This data made it increasingly look as though the economy is close to ending its contraction phase. During the last quarter, the Fed eased an additional 125 basis points in rates.

STRATEGY REVIEW
We purchased 3-month, 4-month, and 1-year paper to maintain a slightly longer weighted average maturity. We altered course slightly in December to maintain liquidity over year-end. This resulted in an overall shortening of the weighted average maturity in your portfolio.

OUTLOOK
The current recession is largely the result of an over-investment cycle during the late 1990s into early 2000. In retrospect, U.S. investors and businesses systematically over-estimated the return on capital and collectively overextended their capital stock and payrolls. When final demand hit the wall, and then was pushed over the edge by the September 11th attacks, deep profit margin compression ensued. Throughout 2001, the Fed was quick to lower rates by an astounding 475 basis points, bringing the federal funds rate to its lowest level in 40 years, and continued to put out supportive signals at year's end. We think the economy may begin to grow gradually during the first quarter of 2002, in response to a swing in inventories, some previously legislated fiscal stimulus and a deceleration of the capital spending cutbacks. We expect growth to continue in the second quarter, as capital spending stabilizes and labor shedding ends, the latter leading to an expected upturn in consumer spending. Meanwhile, we will tactically continue to add floating rate notes and target a weighted average maturity of 45 days in your portfolio.

JOHN T. DONOHUE MARK SETTLES
J.P. Morgan Money Market
Portfolio Managers

The views expressed in this commentary on J.P. Morgan Money Market reflect those of the portfolio managers through the year ended December 31, 2001. They do not necessarily represent the views of AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers"). Any such views are subject to change at any time based upon market or other conditions and AEGON/Transamerica Advisers disclaims any responsibility to update such views. These views may not be relied upon as investment advice and, because trading decisions are based upon numerous factors, may not be relied upon as an indication of trading intent.

J.P. MORGAN MONEY MARKET

We think the economy may begin to grow gradually during the first quarter of 2002.

FIVE LARGEST HOLDINGS (% OF NET ASSETS)
ABB Treasury Center (USA) 2.31 %, due 02/13/02 5.33%
Spintab AB 2.23%, due 02/19/02 5.33%
Bavaria Universal Funding Corp. - 144A
2.13%, due 02/01/02 4.70%
Gillette Company (The) 1.75%, due 01/02/02 4.28%
Nestle Capital Corp. - 144A 1.65%, due 01/02/02 4.28%

This material must be preceded or accompanied by the Fund's current prospectus.

Past performance does not guarantee future results. An investment in J.P. Morgan Money Market is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

                                     PART B
                      AEGON/Transamerica Series Fund, Inc.


                       Statement of Additional Information


Acquisition of the Assets and Liabilities of            By and in Exchange for Shares of
Van Kampen Money Market (the "Acquired Fund")           Transamerica Money Market (the "Acquiring Fund")
570 Carillon Parkway                                    570 Carillon Parkway
St.  Petersburg, Florida 33716                          St.  Petersburg, Florida 33716


This Statement of Additional Information is available to the Policyowners of Acquired Fund in connection with a proposed transaction whereby all of the assets and liabilities of Acquired Fund will be transferred to Acquiring Fund in exchange for shares of Acquiring Fund.

This Statement of Additional Information of Acquiring Fund consists of this cover page and the following documents, each of which, were filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for AEGON/Transamerica Series Fund, Inc. dated May 1, 2002.

2. The Financial Statements of Acquiring Fund as included in the AEGON/Transamerica Series Fund's Annual Report filed on Form N-30(d) for the year ended December 31, 2001, Registration No. _________(filed February 22, 2002).

3. The Financial Statements of Acquired Fund as included in the Endeavor Series Trust's Annual Report filed on Form N-30(d) for the year ended December 31, 2001, Registration No. _________(filed March 5, 2002).

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated _____, 2003 relating to the reorganization of Acquired Fund may be obtained, without charge, by writing to AEGON/Transamerica Series Fund, Inc., 570 Carillon Parkway, St. Petersburg, Florida 33716 or calling (800) 851-9777. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

AEGON/TRANSAMERICA SERIES FUND, INC.
PRO FORMA SCHEDULE OF INVESTMENTS
AT JUNE 30, 2002
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                              TRANSAMERICA MONEY      VAN KAMPEN MONEY
                                                                   MARKET                  MARKET           PRO FORMA PORTFOLIO
                                                             -------------------    --------------------   --------------------
                                                             PRINCIPAL   MARKET     PRINCIPAL    MARKET    PRINCIPAL    MARKET
                                                              AMOUNT     VALUE       AMOUNT      VALUE      AMOUNT      VALUE
                                                             ---------  --------    ---------   --------   ---------   --------
SHORT-TERM U.S. GOVERNMENT
   OBLIGATIONS
   Fannie Mae
      1.75%, due 07/17/2002 ..............................        --    $     --    $ 10,000    $  9,991    $10,000    $  9,991
      1.76%, due 08/07/2002 ..............................        --          --      14,430      14,402     14,430      14,402
      1.73%, due 09/11/2002 ..............................     5,000       4,982                              5,000       4,982
      1.86%, due 12/04/2002 ..............................        --          --      10,400      10,315     10,400      10,315
   Federal Home Loan Bank
      1.87%, due 07/01/2002 ..............................        --          --       9,500       9,499      9,500       9,499
      1.71%, due 07/05/2002 ..............................        --          --      12,000      11,997     12,000      11,997
   Freddie Mac
      1.73%, due 07/23/2002 ..............................        --          --      14,550      14,533     14,550       4,533
      1.97%, due 11/25/2002 ..............................        --          --      12,780      12,676     12,780      12,676
   Sallie Mae
      2.17%, due 02/18/2003 ..............................        --          --       7,150       7,049      7,150       7,049
                                                                        --------                --------               --------

   Total Short-Term U.S. Government Obligations ..........                 4,982                  90,462                 95,444
                                                                        --------                --------               --------

COMMERCIAL PAPER
        ASSET-BACKED
   Aquinas Funding LLC - 144A (a)
      1.94%, due 08/05/2002 ..............................    15,000      14,970          --          --     15,000      14,970
   Asset Securitization Cooperative Corporation - 144A (a)
      1.79%, due 07/08/2002 ..............................     4,000       3,998          --          --      4,000       3,998
      1.77%, due 07/26/2002 ..............................     3,700       3,695          --          --      3,700       3,695
      1.77%, due 08/08/2002 ..............................     6,000       5,988          --          --      6,000       5,988
      1.78%, due 08/22/2002 ..............................     3,000       2,992          --          --      3,000       2,992
      1.78%, due 09/09/2002 ..............................     5,800       5,779          --          --      5,800       5,779
   Atlantis One Funding Corp. - 144A (a)
      1.67%, due 07/02/2002 ..............................    10,000       9,999          --          --     10,000       9,999
   Beta Finance, Inc. - 144A (a)
      2.00%, due 07/22/2002 ..............................    13,000      12,983          --          --     13,000      12,983
   CC USA Inc. - 144A (a)
      1.97%, due 07/10/2002 ..............................     5,000       4,997          --          --      5,000       4,997
      1.82%, due 07/15/2002 ..............................    10,000       9,992          --          --     10,000       9,992
   Ciesco LP
      1.77%, due 07/23/2002 ..............................        --          --      10,000       9,988     10,000       9,988
   Ciesco LP - 144A (a)
      1.76%, due 07/23/2002 ..............................     4,500       4,495          --          --      4,500       4,495
      1.78%, due 09/06/2002 ..............................     5,000       4,983          --          --      5,000       4,983
   Corporate Asset Funding Co., Inc. - 144A (a)
      1.77%, due 07/01/2002 ..............................    10,000       9,999          --          --     10,000       9,999
      1.98%, due 07/01/2002 ..............................     9,665       9,664          --          --      9,665       9,664
   FCAR Owner Trust I
      1.78%, due 07/16/2002 ..............................        --          --      10,000       9,992     10,000       9,992
   Mortgage Interest Networking Trust
      1.82%, due 07/22/2002 ..............................        --          --      10,000       9,988     10,000       9,988
   New Center Asset Trust
      1.77%, due 07/10/2002 ..............................        --          --      10,000       9,995     10,000       9,995
   Receivables Capital Corporation - 144A (a)
      1.82%, due 07/22/2002 ..............................       800         799          --          --        800         799
      1.80%, due 08/01/2002 ..............................    18,655      18,623          --          --     18,655      18,623

      1.80%, due  08/13/2002 .............................     2,000       1,996          --          --      2,000       1,996

        AUTOMOTIVE
   Toyota Motor Credit Corporation - 144A (a)
      1.74%, due 07/17/2002.............................       5,000       4,996          --          --      5,000       4,996
      1.73%, due 07/24/2002.............................       9,200       9,189          --          --      9,200       9,189
      1.74%, due 09/10/2002.............................       4,800       4,783          --          --      4,800       4,783

        BEVERAGES
   Coca-Cola Company (The)
      1.75%, due 07/16/2002.............................      10,000       9,992          --          --     10,000       9,992
      1.74%, due 08/20/2002.............................       5,000       4,987          --          --      5,000       4,987
      1.73%, due 09/11/2002.............................       5,000       4,982          --          --      5,000       4,982

        BUSINESS CREDIT INSTITUTIONS
   Caterpillar Financial Services Corporation
      1.84%, due 07/09/2002.............................         450         450          --          --        450         450
      1.75%, due 07/18/2002.............................       6,000       5,994          --          --      6,000       5,994
      1.80%, due 07/29/2002.............................         450         449          --          --        450         449
      1.75%, due 09/26/2002.............................       3,000       2,987          --          --      3,000       2,987
      1.78%, due 09/27/2002.............................       6,600       6,571          --          --      6,600       6,571
      1.88%, due 11/12/2002.............................       1,300       1,291          --          --      1,300       1,291

        COMMERCIAL BANKS
   Abbey National North America LLC
      1.77%, due 07/01/2002.............................          --          --       7,400       7,399      7,400       7,399
   Barclays U.S. Funding Corporation
      1.82%, due 09/09/2002.............................          --          --       8,000       7,971      8,000       7,971
   Bayerische Hypo - und Vereinsbank AG
      2.00%, due 07/30/2002.............................      14,000      13,976          --          --     14,000      13,976
   Commonwealth Bank of Australia Finance Inc. (Delaware)
      1.75%, due 07/05/2002.............................          --          --       6,825       6,823      6,825       6,823
   Deutsche Bank Financial Inc.
      1.80%, due 07/24/2002.............................          --          --      12,750      12,734     12,750      12,734
   ING (U.S.) Funding LLC
      2.24%, due 09/18/2002.............................      10,000       9,950          --          --     10,000       9,950
      2.25%, due 09/23/2002.............................       9,000       8,952          --          --      9,000       8,952
   Northern Trust Corporation
      1.79%, due 07/09/2002.............................          --          --      15,000      14,993     15,000      14,993
   Societe Generale North America, Inc.
      2.00%, due 07/22/2002.............................      18,000      17,977          --          --     18,000      17,977
   Toronto Dominion Holdings (USA), Inc.
      1.74%, due 07/11/2002.............................       6,000       5,997          --          --      6,000       5,997
      1.75%, due 09/19/2002.............................       5,000       4,980          --          --      5,000       4,980
      1.75%, due 09/30/2002.............................       4,400       4,380          --          --      4,400       4,380
      1.77%, due 10/23/2002.............................       6,000       5,966          --          --      6,000       5,966
   UBS Finance (Delaware) LLC
      2.00%, due 07/01/2002.............................          --          --      10,000       9,999     10,000       9,999
   Wells Fargo & Company
      1.74%, due 07/31/2002.............................       5,000       4,992          --          --      5,000       4,992
      1.76%, due 08/15/2002.............................       9,000       8,979          --          --      9,000       8,979
      1.74%, due 08/22/2002.............................       6,800       6,782          --          --      6,800       6,782

        COMPUTER & OFFICE EQUIPMENT
   International Business Machines Corporation
      1.81%, due 07/01/2002.............................         650         650          --          --       650          650

        ELECTRONIC & OTHER ELECTRIC EQUIPMENT
   Emerson Electric Co. - 144A (a)
      1.73%, due 08/19/2002.............................       5,500       5,487          --          --      5,500       5,487
      1.73%, due 08/21/2002.............................       5,000       4,987          --          --      5,000       4,987

        FABRICATED METAL PRODUCTS

   Gillette Company (The)
      1.72%, due 08/23/2002.............................       4,370       4,359          --          --      4,370       4,359
      1.73%, due 09/13/2002.............................       5,000       4,982          --          --      5,000       4,982
      1.72%, due 09/20/2002.............................       5,000       4,980          --          --      5,000       4,980




        FOOD & KINDRED PRODUCTS
   Unilever Capital Corporation - 144A (a)
      1.74%, due 08/02/2002 ..............................     5,000       4,992          --          --      5,000       4,992

        INSURANCE
   USAA Capital Corporation
      1.78%, due 07/01/2002 ..............................        --          --      10,000       9,999     10,000       9,999

        LIFE INSURANCE
   AIG Funding, Inc. .....................................
      1.74%, due 07/05/2002 ..............................    10,000       9,997          --          --     10,000       9,997
      1.81%, due 07/15/2002 ..............................       700         699          --          --        700         699
      1.81%, due 07/19/2002 ..............................       400         400          --          --        400         400
      1.75%, due 08/14/2002 ..............................     5,200       5,188          --          --      5,200       5,188
      1.77%, due 08/27/2002 ..............................     5,000       4,985          --          --      5,000       4,985

        PERSONAL CREDIT INSTITUTIONS
   American Honda Finance Corporation
      1.76%, due 07/24/2002 ..............................        --          --       5,000       4,994      5,000       4,994
   General Electric Capital Corporation
      1.92%, due 07/30/2002 ..............................    12,000      11,980          --          --     12,000      11,980
      1.89%, due 08/27/2002 ..............................       800         798          --          --        800         798
      1.83%, due 10/07/2002 ..............................        --          --      10,000       9,949     10,000       9,949
   Wells Fargo Financial, Inc. ...........................
      1.79%, due 07/12/2002 ..............................        --          --      10,000       9,994     10,000       9,994

        PHARMACEUTICALS
   Abbott Laboratories - 144A (a)
      1.75%, due 07/09/2002 ..............................     6,000       5,997          --          --      6,000       5,997
      1.74%, due 08/06/2002 ..............................     5,000       4,991          --          --      5,000       4,991
      1.75%, due 08/14/2002 ..............................     4,500       4,490          --          --      4,500       4,490
      1.75%, due 08/20/2002 ..............................     1,000         997          --          --      1,000         997
   Merck & Co., Inc. .....................................
      1.78%, due 07/01/2002 ..............................        --          --       9,100       9,099      9,100       9,099
   Pfizer Inc. - 144A (a)
      1.73%, due 07/12/2002 ..............................     5,000       4,997          --          --      5,000       4,997

        PRINTING & PUBLISHING
   Gannett Co., Inc. - 144A (a)
      1.75%, due 08/16/2002 ..............................     8,350       8,330          --          --      8,350       8,330
      1.75%, due 08/21/2002 ..............................     3,700       3,690          --          --      3,700       3,690
      1.75%, due 08/27/2002 ..............................     4,000       3,989          --          --      4,000       3,989

        PUBLIC ADMINISTRATION
   Canadian Wheat Board
      1.74%, due 07/12/2002 ..............................       500         500          --          --        500         500
      1.75%, due 07/25/2002 ..............................     3,400       3,396          --          --      3,400       3,396
      1.74%, due 10/11/2002 ..............................     5,000       4,975          --          --      5,000       4,975
      1.75%, due 10/15/2002 ..............................     6,000       5,969          --          --      6,000       5,969
   Province of Ontario
      1.73%, due 08/19/2002 ..............................     5,500       5,487          --          --      5,500       5,487

        SECURITY & COMMODITY BROKERS
   Goldman Sachs Group, Inc. (The)
      1.80%, due 07/03/2002 ..............................        --          --      10,000       9,998     10,000       9,998
      1.85%, due 07/08/2002 ..............................       675         675          --          --        675         675
      1.73%, due 08/07/2002 ..............................     3,000       2,994          --          --      3,000       2,994
      1.73%, due 08/08/2002 ..............................     3,450       3,443          --          --      3,450       3,443

      1.82%, due 08/09/2002 ..............................    10,000       9,979          --          --     10,000       9,979
   Merrill Lynch & Co., Inc.
      1.74%, due 07/29/2002 ..............................     4,500       4,493          --          --      4,500       4,493
      1.77%, due 08/23/2002 ..............................     6,000       5,984          --          --      6,000       5,984
      1.77%, due 09/03/2002 ..............................     9,150       9,120          --          --      9,150       9,120
      1.76%, due 09/03/2002 ..............................     2,600       2,592          --          --      2,600       2,592

        TRUCKING & WAREHOUSING
   United Parcel Service, Inc.
      1.75%, due 07/02/2002 ..............................       850         850          --          --        850         850

        VARIETY STORES
   Wal-Mart Stores, Inc. - 144A (a)
      1.74%, due 08/13/2002 ..............................     5,000       4,989          --          --      5,000       4,989
                                                                        --------                --------               --------

   Total Commercial Paper ................................               442,965                 153,915                596,880
                                                                        --------                ---------              --------

SHORT-TERM OBLIGATIONS

        COMMERCIAL BANKS
   Citigroup Inc. (b)
      1.81%, due 07/12/2002 ..............................    10,000      10,000          --          --     10,000      10,000
   Landesbank Baden-Wuerttemberg (New York) (b)
      1.76%, due 04/11/2003 ..............................    10,000       9,996          --          --     10,000       9,996
   Wells Fargo & Company (b)
      2.12%, due 03/31/2003 ..............................     1,000       1,001          --          --      1,000       1,001

        SECURITY & COMMODITY BROKERS
   Salomon Smith Barney Holdings Inc. (b)
      2.10%, due 05/07/2003 ..............................     6,000       6,011          --          --      6,000       6,011
                                                                        --------                --------               --------

   Total Short-Term Obligations ..........................                27,008          --          --                 27,008
                                                                        --------                --------               --------

CERTIFICATES OF DEPOSITS
   Canadian Imperial Bank of Commerce
      1.78%, due 08/26/2002 ..............................     7,000       7,000          --          --      7,000       7,000
   Credit Agricole Indosuez - NY
      2.72%, due 04/15/2003 ..............................     4,000       3,999          --          --      4,000       3,999
   Standard Federal Bank
      1.95%, due 08/12/2002 ..............................     8,000       8,000          --          --      8,000       8,000
                                                                        --------                --------               --------

   Total Certificates of Deposits ........................                18,999                      --                 18,999
                                                                        --------                --------               --------

   Total Investment Securities ...........................               493,954                 244,377                738,331
                                                                        ========                ========               ========

SUMMARY

   Investments, at market value ..........................     98.85%   $493,954      100.01%   $244,377      99.23%   $738,331
   Other assets in excess of liabilities .................       1.5%      5,771       -0.01%        (33)      0.77%      5,738

                                                              ------    --------    --------    --------    -------    --------
   Net assets.............................................    100.00%   $499,725      100.00%   $244,344     100.00%   $744,069
                                                             =======    ========    ========    ========    =======    ========


NOTES TO SCHEDULE OF INVESTMENTS:

(a) Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.


(b) Floating or variable rate note. Rate is listed as of June 30, 2002.

Amounts shown as "--" represent amounts that are zero or those that round to less than $1,000.

The notes to the pro-forma financial statements are an integral part of this report.

AEGON/TRANSAMERICA SERIES FUND, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

AT JUNE 30, 2002
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN
THOUSANDS)
(UNAUDITED)

                                                                                                                        Consolidated
                                                                     Transamerica       Van Kampen                        Pro Forma
                                                                     Money Market      Money Market     Adjustments       Portfolio
                                                                     ------------      ------------     -----------     ------------
ASSETS:

    Investments in securities, at cost                                 $493,954          $244,377          $  --          $738,331
                                                                       ========          ========          =====          ========

    Investments in securities, at market value                         $493,954          $244,377          $  --          $738,331
    Cash                                                                  5,761                68             --             5,829
    Receivables:
         Interest                                                           187                24             --               211
         Other                                                                7                --             --                 7
                                                                       --------          --------          -----          --------

              Total assets                                              499,909           244,469             --           744,378
                                                                       --------          --------          -----          --------

Liabilities:

    Accounts payable and accrued liabilities:
         Investment advisory fees                                           140                95             --               235
         Dividends to shareholders                                           20                 9             --                29
         Other accrued liabilities                                           24                21             --                45
                                                                       --------          --------          -----          --------

              Total liabilities                                             184               125             --               309
                                                                       --------          --------          -----          --------

                 Net assets                                            $499,725          $244,344          $  --          $744,069
                                                                       ========          ========          =====          ========

Net Assets Consists of:

    Capital stock shares authorized                                     800,000           500,000             --           800,000
                                                                       ========          ========          =====          ========

    Capital stock ($ .01 par value)                                    $  4,997          $  2,443          $  --          $  7,440
    Additional paid-in capital                                          494,728           241,901             --           736,629
    Accumulated net investment income (loss)                                 --                --             --                --
    Accumulated net realized gain (loss) on
         investment securities                                               --                --             --                --
    Net unrealized appreciation (depreciation) on
         investment securities                                               --                --             --                --
                                                                       --------          --------          -----          --------

    Net assets applicable to outstanding shares of capital             $499,725          $244,344          $  --          $744,069
                                                                       ========          ========          =====          ========

    Shares outstanding                                                  499,725           244,344             --           744,069
                                                                       ========          ========          =====          ========

    Net asset value and offering price per share                       $   1.00          $   1.00          $  --          $   1.00
                                                                       ========          ========          =====          ========

Amounts shown as " -- " represent amounts that are zero or those that round to less than $1,000.

The notes to the pro-forma financial statements are an integral part of this report.

AEGON/TRANSAMERICA SERIES FUND, INC.
PRO FORMA STATEMENT OF
OPERATIONS
YEAR ENDED JUNE 30, 2002
(ALL AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                                                                        Consolidated
                                                                     Transamerica   Van Kampen Money                     Pro Forma
                                                                     Money Market        Market       Adjustments        Portfolio
                                                                     ------------   ----------------  -----------       ------------
INVESTMENT INCOME:

       Interest                                                        $12,183          $7,535          $  --              $19,718
                                                                       -------          ------          -----              -------

           Total investment income                                      12,183           7,535             --               19,718
                                                                       -------          ------          -----              -------

EXPENSES:

       Investment advisory fees                                          1,821           1,470           (629)(a)            2,662
       Printing and shareholder reports                                     77              24             --                  101
       Custody fees                                                         71              38            (10)(b)               99
       Administrative service fees                                          18             108            (99)(c)               27
       Legal fees                                                            7               6             --                   13
       Auditing and accounting fees                                         11              45            (41)(d)               15
       Directors fees                                                        5              37            (35)(e)                7
       Registration fees                                                     1              --             --                    1
       Other fees                                                            9              25             --                   34
                                                                       -------          ------          -----              -------
           Total expenses                                                2,020           1,753           (814)               2,959

      Less:
           Advisory fee waiver and expense
reimbursement                                                               --               6             (6)(f)               --
              Net expenses                                               2,020           1,747           (808)               2,959
                                                                       -------          ------          -----              -------

       Net investment income (loss)                                     10,163           5,788            808               16,759
                                                                       -------          ------          -----              -------

REALIZED AND UNREALIZED GAIN (LOSS):

      Net realized gain (loss) on investment
securities                                                                  --               9             --                    9
      Change in unrealized appreciation
(depreciation) on
               Investment securities                                        --              --             --                   --
                                                                       -------          ------          -----              -------

      Net gain (loss) on investment securities                              --               9             --                    9
                                                                       -------          ------          -----              -------

            Net increase (decrease) in net assets resulting
               from operations                                         $10,163          $5,797          $ 808              $16,768
                                                                       =======          ======          =====              =======

Amounts shown as " -- " represent amounts that are zero or those that round to less than $1,000.

The notes to the pro-forma financial statements are an integral part of this report.

REORGANIZATION BETWEEN VAN KAMPEN MONEY MARKET AND TRANSAMERICA MONEY MARKET

PRO FORMA NOTES TO THE FINANCIAL STATEMENTS

At June 30, 2002
(all amounts in thousands)
(unaudited)

NOTE 1  -  GENERAL

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed transfer of substantially all of the assets of the Van Kampen Money Market portfolio (the "Portfolio") to the Transamerica Money Market portfolio (the "Acquiring Portfolio") in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of substantially all of the liabilities of the Portfolio as described elsewhere in this proxy statement/prospectus.

The "Pro Forma Portfolio" as identified in these financial statements represents the combined portfolio after the merger, with the Acquiring Portfolio treated as the accounting survivor for financial reporting purposes. Management believes the Acquiring Portfolio to be the accounting survivor because this portfolio's investment objective/style, fee and expense structure, and sub-advisor/portfolio manager would all remain in tact with the combined portfolio.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Portfolio for shares of the Acquiring Portfolio will be treated as a tax-free reorganization and accordingly will be accounted for as a tax-free reorganization. The acquisition would be accomplished by an acquisition of the net assets of the Portfolio in exchange for shares of the Acquiring Portfolio at net asset value. The unaudited pro forma Schedule of Investments and the unaudited Pro Forma Statement of Assets and Liabilities have been prepared as though the acquisition had been effective on June 30, 2002. The unaudited pro forma Statement of Operations has been prepared as though the acquisition had been effective July 1, 2001 to report operations for the twelve months ended June 30, 2002.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and portfolio of investments of the Portfolio and the Acquiring Portfolio, which are included in their respective semi-annual reports dated June 30, 2002.

NOTE 2  - PRO FORMA ADJUSTMENTS

The Pro Forma adjustments below reflect the impact of the merger.

a) To restate advisory fees for the Portfolio at 0.35% of average daily net assets from the current advisory fee of 0.50% of average daily net assets.

b)       To remove duplicate Custody fees.

c)       To remove duplicate Administrative service fees.

d)       To remove duplicate Auditing and accounting fees.

e)       To remove duplicate Directors fees.

f) To remove Advisory fee waiver and expense reimbursements which will not be incurred by the Acquiring Portfolio.

No adjustments have been made to investments owned on the Schedules of Investments as the investments of the Pro Forma Portfolio are suitable and do not violate the investment objectives of the Acquiring Portfolio.

NOTE 3 - INVESTMENT ADVISORY AND OTHER TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers") is the investment adviser for the Acquiring Portfolio. AEGON/Transamerica Fund Services, Inc. ("AEGON/Transamerica Services") provides the Acquiring Portfolio with administrative and transfer agency services. AFSG Securities Corporation ("AFSG") is the Acquiring Portfolio's distributor. AEGON/Transamerica Advisers and AEGON/Transamerica Services are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). WRL is an indirect wholly owned subsidiary of AEGON NV, a Netherlands corporation. AFSG is an affiliate of AEGON/Transamerica Advisers.

INVESTMENT ADVISORY FEES

The Acquiring Portfolio pays advisory fees at the following annual rate to AEGON/Transamerica Advisers as a percentage of the average daily net assets of the Acquiring Portfolio. AEGON/Transamerica Advisers currently voluntarily waives its advisory fees to the extent the Acquiring Portfolio's normal operating expenses exceed the stated annual limit.

              ADVISORY FEE              EXPENSE LIMIT
              ------------              -------------
                 0.35%                      0.70%*

* If the Reorganization is approved, the expense cap of Acquiring Fund will be lowered to 0.57% on May 1, 2003, upon effectiveness of the merger.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

A policy of insurance covering ATFA, its subsidiaries, AFSG and all of the registered investment companies advised by ATFA insured the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Article VI of the Registrant's By-Laws provides in relevant part as follows:

         Each director, officer, or employee (and his heirs, executors and administrators) shall be indemnified by the Corporation against all liability and expense incurred by reason of the fact that he is or was a director, officer or employee of the corporation, to the full extent and in any manner permitted by Maryland law, as in effect at any time, provided that nothing herein shall be construed to protect any director, officer or employee against any liability to the corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). No indemnification of a director, officer or employee shall be made pursuant to the preceding sentence unless there has been (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnity") was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding ("non-interested, non-party directors"), or (ii) an independent legal counsel in a written opinion. Reasonable expenses incurred by each such director, officer or employee may be paid by the corporation in advance of the final disposition of any proceeding to which such person is a party, to the full extent and under the circumstances permitted by Maryland law, provided that such person undertakes to repay the advance unless it is ultimately determined that he is entitled to indemnification and either (i) he provides security for his undertaking, (ii) the corporation is insured against losses by reason of any lawful advances or (iii) a majority of a quorum of the non-interested, non-party directors, or an independent legal counsel in a written opinion, determines, based on a review of readily available facts, and there is reason to believe that such person ultimately will be found entitled to indemnification. The corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the corporation against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against such liability under the provisions of this Article VI.

Item 16. Exhibits

(1) Articles of Incorporation and all amendments are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post Effective Amendment No. 23 as filed with the SEC on April 19, 1996.
(2) Bylaws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 25 as filed with the SEC on October 17, 1996.
(3)      Not Applicable
(4) Agreement and Plan of Reorganization is filed herewith as Appendix A to the Proxy Statement/Prospectus.
(5)      See Exhibits 1 and 2
(6) Investment Advisory Agreement is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 36 as filed with the SEC on April 27, 1999.
(7) Distribution Agreement is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 36 as filed with the SEC on April 27, 1999.
(8) Directors' Deferred Compensation Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-507), Post-Effective Amendment No. 23 as filed with the SEC on April 19, 1996.
(9) Form of Custodian Agreement with Investors Bank & Trust Company is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 26 as filed with the SEC on December 26, 1996.
(10) (a) Brokerage Enhancement Plan is incorporated herein by reference to Registrant's Registration Statement on Form

         N-1A (File 33-507), Post-Effective Amendment No. 53 as filed with the SEC on August 16, 2002.
         (b) Distribution Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33- 507), Post-Effective Amendment No. 29 as filed with the SEC on June 30, 1997.
         (c) Expense Limitation Agreement is filed herewith.
(11)     Opinion of Counsel is filed herewith.
(12) Opinion and Consent of Counsel supporting tax matters and consequences (to be filed by amendment).
(13) Administrative Services Agreement is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 26 as filed with the SEC on December 26, 1996.
(14)     Consent of Independent Certified Public Accountants is filed herewith.
(15)     Not Applicable
(16)     Powers of Attorney for the Registrant are filed herewith.
(17)     (a) Form of Voting Instruction Form is filed herewith.
         (b) The Registrant's Annual Report, dated December 31, 2001, and Semi-Annual Report Dated June 30, 2002, are incorporated herein by reference.

Item 17. Undertakings

1. The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and State of Florida on the 24th day of January, 2003.

                                      AEGON/Transamerica Series Fund, Inc.



                                      By:  /s/ Brian C. Scott
                                           -------------------------------------
                                           Brian C.  Scott*
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature                                                  Title                                            Date
         ---------                                                  -----                                            ----
/s/ Brian C. Scott                                   President and Chief Executive Officer                     January 24, 2003
Brian C. Scott

/s/ John R. Kenney                                          Director and Chairman                              January 24, 2003
John R. Kenney */

/s/ Peter R. Brown                                        Director and Vice Chairman                           January 24, 2003
Peter R. Brown */

/s/ Daniel Calabria                                                Director                                    January 24, 2003
Daniel Calabria */

/s/ Janice B. Case                                                 Director                                    January 24, 2003
Janice B. Case */

/s/ Charles C. Harris                                              Director                                    January 24, 2003
Charles C. Harris */

/s/ Leo J. Hill
Leo J. Hill */                                                     Director                                    January 24, 2003

/s/ Russell A. Kimball, Jr.                                        Director                                    January 24, 2003
Russell A. Kimball, Jr. */

/s/ Larry N. Norman                                                Director                                    January 24, 2003
Larry N. Norman */

/s/ William W. Short, Jr.                                          Director                                    January 24, 2003
William W.  Short, Jr. */

/s/ Jack E. Zimmerman                                              Director                                    January 24, 2003
Jack E. Zimmerman */

/s/ John K. Carter
*/ John K. Carter
as Attorney in Fact

                                  EXHIBIT INDEX

(10)     (c) Expense Limitation Agreement
(11)     Opinion of Counsel
(14)     Consent of Independent Certified Public Accountants
(16)     Powers of Attorney for ATSF
(17)     (a) Voting Instruction Form